Property, Plant and Equipment	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property, plant and equipment

12. Property, plant and equipment

	Leasehold improvements	Music education equipment	Furniture and fixtures	Office equipment	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Cost
At January 1, 2019	2,051	1,749	355	2,637	6,792
Additions	1,587	1,806	109	9	3,511
Disposals	—	—	(232)	(1,961)	(2,193)
Transfer to inventories	—	(762)	—	—	(762)
At December 31, 2019	3,638	2,793	232	685	7,348
Acquisition from business combinations (Note 8)	498	—	103	168	769
Additions	—	15,440	—	68	15,508
Disposals	—	(7)	—	(42)	(49)
At December 31, 2020	4,136	18,226	335	879	23,576
Accumulated depreciation
At January 1, 2019	(1,516)	(33)	(241)	(2,413)	(4,203)
Depreciation charge for the year	(711)	(337)	(61)	(142)	(1,251)
Disposals	—	—	188	1,961	2,149
Transfer to inventories	—	76	—	—	76
At December 31, 2019	(2,227)	(294)	(114)	(594)	(3,229)
Depreciation charge for the year	(631)	(1,464)	(65)	(97)	(2,257)
Disposals	—	6	—	39	45
At December 31, 2020	(2,858)	(1,752)	(179)	(652)	(5,441)
Net carrying amount
At December 31, 2020	1,278	16,474	156	227	18,135
At December 31, 2019	1,411	2,499	118	91	4,119